Trade receivables and other current assets - Disclosure of Changes in Research Tax Credit Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit receivable at beginning of period	€ 3,939	€ 4,091
Research tax credit receivable at end of period	3,369	3,939
2022 Tax Year | Nanobiotix S.A.
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit		(3,884)
2022 Tax Year | Curadigm SAS
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit		(207)
2023 Tax Year | Nanobiotix S.A.
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit	(3,707)
Research tax credit		3,762
2023 Tax Year | Curadigm SAS
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit	(177)
Research tax credit		€ 177
2024 Tax Year | Nanobiotix S.A.
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit	2,954
2024 Tax Year | Curadigm SAS
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit	€ 360